UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$30	0.60%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$142,012,952
Total Number of Portfolio Holdings*	840
Portfolio Turnover Rate	263%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIA-0824

Putnam VT Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$42	0.85%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$142,012,952
Total Number of Portfolio Holdings*	840
Portfolio Turnover Rate	263%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Income Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (37.7%)*	Principal amount	Value
Banking (7.8%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$197,214
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity	200,000	201,194
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	222,250
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	192,457
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	208,796
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	244,286
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	39,914
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	50,000	49,949
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	168,548
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	100,000	102,983
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	482,002
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.361%, 9/15/26	100,000	100,363
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	311,703
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	75,000	75,093
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	312,757
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	199,158
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	70,000	69,843
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	85,177
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	104,942
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,574
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	61,778
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	77,291
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	487,367
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	248,494
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	200,000	199,454
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	232,005
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,510
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	197,564
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	117,885
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	109,311
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	202,220
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	177,671
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	423,021
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47	63,000	57,869
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	82,290
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	155,000	157,712
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	380,000	385,260
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	262,926
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	44,816
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 6.619%, 5/23/25	103,000	102,621
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	212,233
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,483
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	324,053
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	140,919
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	138,023
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	207,500
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	207,272
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	171,363
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	120,000	119,476
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	103,278
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity	247,000	244,839
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	445,945
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	241,595
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	204,694
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	47,846
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	125,000	126,134
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	495,000	543,086
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	163,299
		11,059,306

Putnam VT Income Fund 1

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	$90,000	$92,482
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	5,000	5,225
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	14,399
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	74,089
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	59,695
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	198,006
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	132,907
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29	120,000	119,231
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	20,000	19,693
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	72,962
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	119,531
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	142,121
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	72,314
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,129
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	29,181
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	40,456
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	22,123
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	90,902
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	128,566
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	34,027
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	198,000	190,518
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	119,778
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	44,140
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	32,000	35,771
		1,871,246
Capital goods (2.4%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	197,500
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	13,000	12,973
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,946
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	155,000	141,160
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	97,709
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	45,000	40,554
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	335,535
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	205,000	130,717
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	54,777
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	80,000	82,094
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	45,000	46,075
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	40,000	40,562
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	20,000	20,135
Daimler Trucks Finance North America, LLC company guaranty sr. unsec. notes 144A 5.125%, 9/25/27	355,000	353,344
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	16,000	16,466
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	142,000	128,950
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	134,659
MasTec, Inc. company guaranty sr. unsec. notes 5.90%, 6/15/29	320,000	321,349
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	42,692
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	122,013
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,281
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	335,000	333,697
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	29,688
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	50,000	54,516
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	356,162
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	40,000	39,099
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	19,116
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	102,801
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	92,709
		3,363,279
Communication services (2.6%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33 R	250,000	248,996
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	195,000	164,918
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	48,000	42,315
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	118,000	111,955

2 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Communication services cont.
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	$166,000	$153,559
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	128,814
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	289,732
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	148,000	144,544
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	70,939
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	57,000	56,446
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	95,250
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	161,031
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	130,000	123,540
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	25,000	21,252
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	193,000	173,896
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31 R	70,000	58,641
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	90,000	88,891
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	79,088
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	38,000	33,953
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	157,955
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	217,978
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,544
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	114,458
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	248,893
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	171,249
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	135,892
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	78,765
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	113,765
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	224,833
		3,718,092
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	247,650
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	119,832
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	266,546
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	85,089
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,750
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	99,775
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	50,000	50,028
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	15,839
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	55,570
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	102,000	99,589
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	102,000	100,937
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	102,000	101,406
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,217
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	8,000	8,352
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	20,000	19,868
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	41,000	40,936
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	146,700
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	103,382
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	62,415
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	75,000	75,732
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	80,000	80,736
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	20,000	13,259
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	44,524
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	55,000	49,595
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	31,000	28,610
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	99,787
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	61,976
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	64,529
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	33,130
Sands China, Ltd. sr. unsec. sub. notes 4.05%, 1/8/26 (Hong Kong)	400,000	387,086
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	182,229
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	28,000	29,491

Putnam VT Income Fund 3

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	$145,000	$134,125
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	41,000	39,597
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	75,000	61,006
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	548,000	478,310
		3,525,603
Consumer finance (1.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	210,508
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	148,561
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	38,787
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	235,250
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	76,406
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	50,000	49,777
Aviation Capital Group, LLC 144A sr. unsec. notes and 144A 5.375%, 7/15/29	210,000	207,553
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	132,000	145,315
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	175,774
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	305,000	305,007
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	140,000	141,246
		1,734,184
Consumer staples (1.5%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	200,378
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	192,550
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	50,000	50,029
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	61,173
Constellation Brands, Inc. company guaranty sr. unsec. bonds 4.10%, 2/15/48	150,000	117,884
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	93,959
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	88,000	87,967
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,963
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	38,220
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	232,125
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	65,000	68,907
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	19,000	18,955
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	157,000	140,065
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	315,000	311,534
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	21,000	21,115
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	24,000	22,638
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	66,000	62,943
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	165,000	176,676
Molson Coors Beverage Co. company guaranty sr. unsec. unsub. bonds 4.20%, 7/15/46	120,000	95,901
Mondelez International, Inc. sr. unsec. notes 2.625%, 3/17/27	180,000	168,707
		2,166,689
Energy (1.6%)
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	210,000	230,654
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	185,765
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	75,964
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	47,303
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	51,190
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	85,000	96,861
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	78,443
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	206,027
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	116,772
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	259,259
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	211,873
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	95,863
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	29,330
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	23,000	22,971
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	138,816

4 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Energy cont.
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	$220,000	$215,483
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	195,622
		2,258,196
Financial (0.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	160,020
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,506
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	183,637
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	91,216
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	47,373
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	193,376
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,690
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	75,000	75,961
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	51,000	50,966
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	103,100
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	41,000	43,056
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	21,000	21,028
		1,008,929
Health care (3.6%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	61,000	60,822
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	212,000	211,449
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	205,402
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	73,442
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	95,001
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	274,171
Becton, Dickinson and Co. sr. unsec. bonds 4.669%, 6/6/47	55,000	47,940
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	146,000	140,466
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	60,000	53,054
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	69,726
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	123,426
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	39,000	38,923
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	12,614	12,667
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	87,931	79,857
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	297,346
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	59,788
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	184,220
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	65,594
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	34,844
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	64,492
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	28,407
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	54,000	53,354
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	41,000	40,753
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	44,043
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	94,679
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	165,000	167,841
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	203,222
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	160,903
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	221,347
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	115,742
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	233,837
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	56,002
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	120,000	127,214
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	103,000	100,235
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.15%, 9/2/29	82,000	81,307
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	24,188
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	13,054
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	170,000	169,265
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	120,766
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	45,301
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	103,768

Putnam VT Income Fund 5

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Health care cont.
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	$370,000	$355,672
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	100,425
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	237,047
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	62,327
		5,153,329
Insurance (1.3%)
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	35,000	34,946
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	113,000	111,811
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	65,000	62,930
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	125,000	124,880
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	69,554
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	93,724
Corebridge Global Funding sr. unsec. notes 144A 5.20%, 6/24/29	305,000	303,840
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	60,000	59,802
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	216,005
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	54,810
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	186,205
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	189,528
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	29,000	19,587
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	125,596
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	192,979
		1,846,197
Investment banking/Brokerage (1.4%)
Ares Capital Corp. sr. unsec. notes 5.95%, 7/15/29	58,000	57,017
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	35,587
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	168,968
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	138,490
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	339,806
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	115,000	115,040
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	34,862
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	60,000	59,340
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	733,981
Morgan Stanley unsec. sub notes 5.297%, 4/20/37	314,000	300,660
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	59,217
		2,042,968
Real estate (0.6%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	24,000	22,958
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	130,000	132,760
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 3.35%, 9/1/24 R	92,000	91,459
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	60,000	63,040
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	88,000	87,282
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	110,000	107,586
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	54,000	46,452
VICI Properties LP sr. unsec. unsub. notes 5.75%, 4/1/34 R	70,000	69,344
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	58,000	56,651
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26 R	145,000	140,906
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	22,000	20,895
		839,333
Technology (3.0%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	95,000	94,616
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	143,000	116,166
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	417,070
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	18,000	17,835
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	27,000	27,001
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	118,041
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	149,223
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	376,205
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	75,000	73,456
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	105,000	104,922
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	5,000	6,323

6 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Technology cont.
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	$49,000	$43,945
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	73,262
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	69,201
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	69,425
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	60,000	61,648
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	192,000	195,968
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	273,000	274,367
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	105,000	90,517
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	39,000	38,663
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	206,533
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	109,000	97,861
Oracle Corp. sr. unsec. bonds 6.50%, 4/15/38	55,000	58,929
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	40,666
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	363,386
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	38,856
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	121,855
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	72,857
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	83,279
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	127,000	78,463
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	128,000	82,597
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	110,000	95,876
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	194,850
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	276,984
		4,230,846
Transportation (0.7%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	127,011
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	107,010
SMBC Aviation Capital Finance DAC company guaranty sr. unsec. notes 144A 5.55%, 4/3/34 (Ireland)	560,000	547,762
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	130,000	130,715
		912,498
Utilities and power (5.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	131,196
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,815
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	75,000	74,247
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	44,739
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	65,544
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	201,699
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	54,071
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	78,394
CenterPoint Energy Resources Corp. sr. unsec. bonds 5.40%, 7/1/34	115,000	113,871
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,049
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	70,103
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	112,508
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	45,844
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	43,000	41,672
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	545,000	551,954
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	118,824
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	88,459
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	21,000	20,399
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	29,000	28,664
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	25,000	24,685
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	49,991
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	169,733
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	64,435
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	97,000	91,549
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	231,337
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	95,000	86,718
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	74,555
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	92,747
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	400,000	442,424

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (37.7%)* cont.	Principal amount	Value
Utilities and power cont.
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	$30,000	$29,813
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	182,517
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,093
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	121,304
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,687
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	59,236
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	163,965
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	165,487
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	86,395
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	280,000	278,936
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	225,000	223,400
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	170,744
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	10,000	9,968
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	263,253
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	97,460
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	78,745
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,134
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	95,475
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	230,000	229,104
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	191,000	180,735
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	95,000	85,949
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	165,933
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	85,543
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	90,227
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	64,047
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	119,802
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	46,056
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	177,112
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	115,390
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	153,537
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	49,917
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	85,000	86,418
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	10,000	10,132
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	80,000	80,191
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	77,480
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	465,000	444,416
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	167,013
		7,860,840
Total corporate bonds and notes (cost $56,164,037)		$53,591,535

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,118,838	$1,140,086
5.50%, with due dates from 6/20/53 to 4/20/54	1,748,901	1,743,097
5.00%, with due dates from 5/20/48 to 6/20/48	262,318	259,598
4.50%, TBA, 7/1/54	3,000,000	2,851,713
4.50%, with due dates from 7/20/47 to 5/20/48	1,066,104	1,031,861
4.00%, TBA, 7/1/54	2,000,000	1,848,271
4.00%, with due dates from 2/20/48 to 5/20/48	666,927	620,353
3.50%, with due dates from 11/15/47 to 11/20/49	729,616	662,536
3.00%, 2/20/53	1,060,314	928,328
2.50%, 2/20/53	4,048,109	3,416,703
		14,502,546
U.S. Government Agency Mortgage Obligations (28.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	399,712	402,923
5.50%, with due dates from 9/1/53 to 11/1/53	1,830,821	1,817,591
4.50%, with due dates from 8/1/44 to 3/1/45	222,941	215,922
4.00%, 9/1/45	304,200	285,950

8 Putnam VT Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.3%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, with due dates from 8/1/43 to 2/1/47	$1,079,071	$980,069
3.00%, with due dates from 3/1/43 to 6/1/46	582,517	513,225
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	1,064,166	1,056,136
5.28%, 12/1/28	226,000	228,913
5.00%, 3/1/38	3,459	3,459
4.50%, with due dates from 7/1/44 to 5/1/45	478,030	462,207
4.00%, with due dates from 9/1/45 to 6/1/46	490,239	459,920
3.50%, with due dates from 6/1/56 to 9/1/57	1,980,962	1,733,040
3.50%, 7/1/43	193,787	177,657
3.00%, with due dates from 9/1/42 to 4/1/52	3,118,125	2,722,954
2.00%, 2/1/37	949,420	840,219
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	3,000,000	3,052,264
6.50%, TBA, 7/1/54	3,000,000	3,053,201
6.00%, TBA, 7/1/54	1,000,000	1,002,813
5.00%, TBA, 7/1/54	1,000,000	966,445
2.50%, TBA, 8/1/54	2,000,000	1,634,922
2.50%, TBA, 7/1/54	6,000,000	4,900,313
2.00%, TBA, 8/1/54	8,000,000	6,263,125
2.00%, TBA, 7/1/54	8,000,000	6,255,624
1.50%, TBA, 7/1/39	1,000,000	854,731
		39,883,623
Total U.S. government and agency mortgage obligations (cost $55,617,088)		$54,386,169

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 2.375%, 5/15/27 [i]	$113,000	$106,760
Total U.S. treasury obligations (cost $106,760)		$106,760

MORTGAGE-BACKED SECURITIES (22.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (5.1%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$190,224	$191,170
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	150,995	14,894
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	46,858	2,234
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	468,849	95,648
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	66,407	72,566
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	83,348	84,810
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,815,946	745,849
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 1/25/50	3,679,348	355,481
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,465	1,159
REMICs Ser. 3391, PO, zero %, 4/15/37	11,391	9,525
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,713	3,115
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	700,710	103,696
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	280,957	44,493
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	807,891	97,402
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,565,104	590,060
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.95%, 4/25/40	232,938	22,915
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	7,020	5,619
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.483%, 4/20/51 W	239,579	241,850
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	272,229	36,550
Ser. 23-70, Class JI, IO, 5.50%, 6/20/52	3,194,611	627,732
Ser. 14-180, IO, 5.00%, 12/20/44	795,786	166,558
Ser. 14-76, IO, 5.00%, 5/20/44	230,230	45,122
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	715,276	142,722
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	502,290	91,100
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	649,752	126,244

Putnam VT Income Fund 9

MORTGAGE-BACKED SECURITIES (22.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	$654,418	$107,210
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	388,240	65,238
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,400,323	246,261
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,139,047	214,016
Ser. 12-136, IO, 3.50%, 11/20/42	595,246	81,513
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	420,885	66,454
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	181,219	8,719
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	306,508	12,243
Ser. 16-H11, Class HI, IO, 2.056%, 1/20/66 W	1,066,473	26,363
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.043%, 5/20/53	461,641	450,739
Ser. 15-H12, Class GI, IO, 1.856%, 5/20/65 W	1,539,953	58,364
Ser. 15-H12, Class AI, IO, 1.847%, 5/20/65 W	1,328,770	34,681
Ser. 15-H20, Class AI, IO, 1.834%, 8/20/65 W	757,200	20,899
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65 W	889,978	27,322
Ser. 15-H12, Class EI, IO, 1.69%, 4/20/65 W	1,985,605	49,640
Ser. 16-H14, IO, 1.681%, 6/20/66 W	1,611,476	39,265
Ser. 15-H25, Class AI, IO, 1.606%, 9/20/65 W	1,537,096	32,433
Ser. 17-H12, Class QI, IO, 1.584%, 5/20/67 W	1,381,370	47,761
Ser. 15-H01, Class CI, IO, 1.584%, 12/20/64 W	379,242	8,522
Ser. 14-H11, Class GI, IO, 1.506%, 6/20/64 W	3,179,310	83,848
Ser. 10-H19, Class GI, IO, 1.454%, 8/20/60 W	977,630	29,496
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67 W	1,707,226	59,197
Ser. 15-H13, Class AI, IO, 1.302%, 6/20/65 W	1,726,706	74,017
Ser. 17-H10, Class MI, IO, 1.068%, 4/20/67 W	1,738,520	51,537
Ser. 19-H02, Class DI, IO, 0.96%, 11/20/68 W	2,064,159	100,185
Ser. 16-H23, Class MI, IO, 0.926%, 10/20/66 W	4,475,981	152,869
Ser. 17-H18, Class CI, IO, 0.906%, 9/20/67 W	1,343,001	102,401
FRB Ser. 15-H16, Class XI, IO, 0.867%, 7/20/65 W	716,708	39,061
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 8/20/50	3,851,427	445,307
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66 W	3,015,047	122,390
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 9/16/44	631,775	72,621
Ser. 16-H24, Class JI, IO, 0.754%, 11/20/66 W	708,990	35,067
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 10/20/49	1,022,210	96,580
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 9/16/49	1,313,046	153,695
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 10/20/49	127,313	14,331
Ser. 15-H25, Class CI, IO, 0.433%, 10/20/65 W	1,007,591	37,885
Ser. 15-H04, Class AI, IO, 0.239%, 12/20/64 W	1,440,480	43,549
		7,230,193
Commercial mortgage-backed securities (9.2%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.643%, 6/15/36	289,610	288,068
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.513%, 8/15/34 (Cayman Islands)	187,769	186,005
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.486%, 9/15/48 W	483,000	450,120
BANK FRB Ser. 18-BN13, Class XA, IO, 0.593%, 8/15/61 W	6,925,468	112,911
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.734%, 11/15/52 W	234,000	127,106
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.796%, 12/16/36 (Cayman Islands)	286,263	285,055
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	150,786	149,763
FRB Ser. 21-FL8, Class A, 6.366%, 1/18/36 (Cayman Islands)	115,271	114,118
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	72,758	68,415
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	174,000	150,138
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	585,000	552,528
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	122,000	121,034
FRB Ser. 14-GC23, Class XA, IO, 0.818%, 7/10/47 W	6,060,477	322

10 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (22.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	$105,406	$98,027
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47 W	227,000	205,703
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47 W	83,000	74,388
FRB Ser. 15-CR23, Class C, 4.413%, 5/10/48 W	293,000	275,253
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	276,000	269,297
FRB Ser. 15-CR23, Class XA, IO, 0.962%, 5/10/48 W	4,085,936	15,270
FRB Ser. 14-UBS6, Class XA, IO, 0.96%, 12/10/47 W	6,454,751	4,738
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.308%, 5/15/45 W	81,374	64,899
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	389,000	248,995
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47 W	198,000	161,467
FRB Ser. 14-CR19, Class D, 4.777%, 8/10/47 W	178,000	165,325
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46 W	102,000	77,010
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	2,981,546	250
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.385%, 4/15/50 W	105,000	95,214
FRB Ser. 15-C3, Class XA, IO, 0.802%, 8/15/48 W	13,546,265	76,503
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.822%, 12/15/49 W	5,719,999	67,209
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	273,444	255,283
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.335%, 11/25/51	337,000	340,891
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	3,514,707	173,372
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	223,688	210,262
GS Mortgage Securities Trust
FRB Ser. 15-GS1, Class XA, IO, 0.90%, 11/10/48 W	18,804,712	144,486
FRB Ser. 14-GC22, Class XA, IO, 0.871%, 6/10/47 W	3,153,655	2,550
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46 W	5,141,008	51
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.60%, 9/10/47 W	255,000	147,170
FRB Ser. 11-GC5, Class XA, IO, 0.087%, 8/10/44 W	591,342	6
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 4.07%, 7/15/45 W	127,948	119,081
Ser. 14-C21, Class AS, 3.997%, 8/15/47	145,264	142,285
FRB Ser. 14-C25, Class XA, IO, 0.937%, 11/15/47 W	2,546,954	1,908
FRB Ser. 14-C22, Class XA, IO, 0.826%, 9/15/47 W	7,558,550	21,698
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.248%, 8/15/46 W	191,000	135,659
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.917%, 6/15/51 W	146,000	118,396
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.081%, 4/15/46 W	146,681	11
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.709%, 2/15/46 W	373,000	89,042
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	138,000	125,777
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	215,654	201,851
FRB Ser. 12-LC9, Class D, 3.686%, 12/15/47 W	127,000	111,768
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	498,000	123,857
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.681%, 7/12/50 W	5,908,033	196,652
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	214,000	200,750
FRB Ser. 15-C27, Class C, 4.636%, 12/15/47 W	587,000	551,448
FRB Ser. 14-C16, Class B, 4.42%, 6/15/47 W	185,906	175,403
FRB Ser. 15-C23, Class B, 4.275%, 7/15/50 W	355,000	340,459
FRB Ser. 15-C25, Class XA, IO, 1.176%, 10/15/48 W	4,531,351	32,223
FRB Ser. 15-C26, Class XA, IO, 1.104%, 10/15/48 W	3,866,951	19,709
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45 W	138,000	60,705
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46 W	273,000	16,917
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51 W	205,000	186,520
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	412,000	384,071
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	88,000	85,123
FRB Ser. 16-BNK2, Class XA, IO, 1.081%, 11/15/49 W	3,193,312	53,120
FRB Ser. 16-UB12, Class XA, IO, 0.784%, 12/15/49 W	8,461,876	103,083

Putnam VT Income Fund 11

MORTGAGE-BACKED SECURITIES (22.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.108%, 7/15/49 W	$80,874	$78,723
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.20%, 3/25/50	395,765	396,698
FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	228,206	228,207
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.415%, 10/25/39	243,000	243,742
FRB Ser. 22-FL8, Class AS, 7.435%, 1/25/37	379,000	378,889
FRB Ser. 22-FL8, Class A, 6.985%, 1/25/37	98,360	98,317
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.093%, 5/19/38 (Bermuda)	222,000	222,291
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 17-C7, Class A4, 3.679%, 12/15/50	128,000	119,908
FRB Ser. 19-C17, Class XA, IO, 1.58%, 10/15/52 W	5,661,324	331,180
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50 W	4,113,506	112,846
FRB Ser. 18-C12, Class XA, IO, 1.038%, 8/15/51 W	4,257,757	125,318
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.546%, 6/16/36	15,238	15,207
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	14,963	48
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	128,760
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	122,000	106,991
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	162,000	153,242
FRB Ser. 19-C50, Class XA, IO, 1.571%, 5/15/52 W	2,241,971	116,446
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50 W	3,144,330	97,155
FRB Ser. 18-C43, Class XA, IO, 0.736%, 3/15/51 W	13,151,813	240,770
FRB Ser. 15-LC20, Class XB, IO, 0.628%, 4/15/50 W	13,766,000	40,059
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	87,169	10,460
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	153,149
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45 W	92,284	82,151
FRB Ser. 14-C24, Class XA, IO, 1.022%, 11/15/47 W	4,552,535	540
FRB Ser. 14-C22, Class XA, IO, 0.874%, 9/15/57 W	8,968,262	19,587
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46 W	386,591	11
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 5.144%, 6/15/44 W	114,643	105,941
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46 W	322,000	128,669
		13,112,032
Residential mortgage-backed securities (non-agency) (8.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	640,207	652,102
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	99,842	96,982
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	330,000	288,405
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	120,242	120,992
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	143,803	144,347
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	322,555
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	289,934
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.76%, 8/25/35	43,768	40,747
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	132,578	133,646
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	639,750	648,264
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	170,314	164,983
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 4.08%, 3/25/60 W	143,229	142,629
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	168,798
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	218,593	231,941
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	370,000	350,496

12 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (22.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.585%, 3/25/42	$911,000	$986,727
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.435%, 10/25/33	33,000	33,742
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.335%, 1/25/42	112,027	112,008
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	235,000	221,733
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	1,084,000	1,115,165
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.90%, 7/25/31	1,718	1,722
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.60%, 11/25/39	51,784	52,123
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	107,117	105,956
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	34,662	32,834
Imperial Fund Mortgage Trust 144A Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	320,903	324,290
JP Morgan Mortgage Trust 144A FRB Ser. 23-HE3, Class A1, (US 30 Day Average SOFR + 1.60%), 6.934%, 5/25/54	479,569	484,363
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.657%, 8/26/47 W	81,276	77,774
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	190,064
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	143,625	140,490
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	432,002	435,304
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	258,458	255,318
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	621,063	637,459
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60 W	464,000	423,975
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	116,000	105,550
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58 W	153,000	127,313
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	446,785	444,202
Ser. 20-INV1, Class A3, 4.889%, 3/25/60 W	100,000	97,768
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	123,859	125,037
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.32%, 10/25/45	583,119	551,546
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 6.28%, 12/25/45	474,616	411,886
		11,291,170
Total mortgage-backed securities (cost $34,218,072)		$31,633,395

ASSET-BACKED SECURITIES (3.9%)*	Principal amount	Value
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	$687,000	$688,608
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	689,000	688,707
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	688,000	687,484
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	483,000	476,150
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	680,000	682,001
Ser. 23-A, Class A3, 4.58%, 4/15/27	697,000	690,875
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	347,000	346,494
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	320,000	319,923
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.245%, 8/4/25	325,000	325,027
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	694,000	684,197
Total asset-backed securities (cost $5,572,895)		$5,589,466

Putnam VT Income Fund 13

COLLATERALIZED LOAN OBLIGATIONS (3.7%)*	Principal amount	Value
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	$250,000	$250,230
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.735%, 10/25/32 (Cayman Islands)	150,000	149,558
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	150,936
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	250,000	250,426
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	250,000	250,050
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	250,000	250,027
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	250,128
Dryden 95 CLO, Ltd. 144A FRB Ser. 21-95A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.707%, 8/20/34 (Cayman Islands)	250,000	250,088
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.586%, 7/20/30	250,000	249,840
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	150,000	150,294
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	250,000	250,119
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,172
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	250,000	251,976
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	250,000	250,079
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.723%, 7/18/38 (Cayman Islands)	250,000	250,000
OHA Credit Funding, Ltd. 144A FRB Ser. 22-7A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.627%, 2/24/37 (Cayman Islands)	250,000	250,001
OHA Credit Funding, Ltd. 144A FRB Ser. 24-17A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.793%, 4/20/37 (Bermuda)	250,000	251,828
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	250,000	250,451
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	250,000	250,055
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	250,000	250,166
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/21/34 (Cayman Islands)	250,000	250,444
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.807%, 7/15/37 (Cayman Islands) ##	250,000	250,000
Total collateralized loan obligations (cost $5,178,031)		$5,206,868

SHORT-TERM INVESTMENTS (17.2%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	22,240,675	$22,240,675
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	496,000	496,000
U.S. Treasury Bills 5.382%, 7/23/24 # ∆ Φ		$1,700,000	1,694,546
Total short-term investments (cost $24,431,233)			$24,431,221

TOTAL INVESTMENTS
Total investments (cost $181,288,116)	$174,945,414

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes

14 Putnam VT Income Fund

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $142,012,952.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,137,889 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,878 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $10,960 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,377,563	$4,377,563	Sep-24	$64,975
U.S. Treasury Bond Ultra 30 yr (Long)	75	9,400,781	9,400,782	Sep-24	142,028
U.S. Treasury Note 2 yr (Long)	8	1,633,750	1,633,750	Sep-24	3,503
U.S. Treasury Note 2 yr (Short)	114	23,280,938	23,280,938	Sep-24	(48,267)
U.S. Treasury Note 5 yr (Long)	128	13,642,000	13,642,000	Sep-24	87,962
U.S. Treasury Note 5 yr (Short)	19	2,024,984	2,024,984	Sep-24	(13,091)
U.S. Treasury Note 10 yr (Long)	88	9,678,625	9,678,625	Sep-24	119,205
U.S. Treasury Note 10 yr (Short)	30	3,299,531	3,299,531	Sep-24	(41,534)
U.S. Treasury Note Ultra 10 yr (Long)	22	2,497,688	2,497,688	Sep-24	26,306
Unrealized appreciation					443,979
Unrealized (depreciation)					(102,892)
Total					$341,087

Putnam VT Income Fund 15

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	$1,478,400	$(116,622)	$163
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,478,400	(122,107)	(17,460)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	1,425,900	80,563	6,003
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	1,425,900	80,563	(5,647)
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	1,020,300	(136,822)	19,141
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	1,020,300	(136,822)	(7,336)
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(96,858)	(26,703)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(380,964)	91,503
Citibank, N.A.
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75	2,152,000	36,046	14,892
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	2,152,000	(33,383)	(5,746)
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75	2,152,000	36,046	(13,923)
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	2,152,000	(33,383)	5,703
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	(39,293)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	48,702
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	379,500	(53,377)	3,006
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	379,500	(53,377)	(3,973)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	2,928,000	(337,685)	(12,737)
JPMorgan Chase Bank N.A.
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	15,085
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	(16,891)
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	357,500	(35,616)	(3,407)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	357,500	(37,003)	(3,605)
Unrealized appreciation				204,198
Unrealized (depreciation)				(156,721)
Total				$47,477

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $19,900,450) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$3,000,000	7/15/24	$3,053,201
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	3,000,000	7/15/24	2,827,851
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	1,000,000	7/15/24	914,844
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	1,000,000	7/15/24	885,078
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	6,000,000	7/15/24	4,900,313
Uniform Mortgage-Backed Securities, 2.00%, 7/1/54	8,000,000	7/15/24	6,255,624
Total			$19,823,200

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$461,200	$1,517 E	$(7)	3/18/36	3.757% — Annually	US SOFR — Annually	$1,510
490,100	2,573 E	(17)	2/20/59	3.485% — Annually	US SOFR — Annually	2,556
7,245,500	34,923	(27)	3/18/26	US SOFR — Annually	4.413% — Annually	(51,662)
278,000	1,796 E	(4)	4/17/35	3.919% — Annually	US SOFR — Annually	(1,800)
775,000	6,789 E	(11)	4/17/35	3.948% — Annually	US SOFR — Annually	(6,800)
87,900	512 E	(1)	3/31/38	US SOFR — Annually	3.93% — Annually	511
418,300	3,250 E	(14)	3/14/59	US SOFR — Annually	3.57% — Annually	3,236
109,000	1,010 E	(4)	3/14/59	US SOFR — Annually	3.456% — Annually	(1,014)

16 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$19,384,000	$34,697 E	$(67,046)	9/18/26	US SOFR — Annually	4.50% — Annually	$(32,349)
14,583,000	200,954 E	267,850	9/18/29	4.30% — Annually	US SOFR — Annually	66,896
1,062,000	15,930 E	22,938	9/18/34	4.10% — Annually	US SOFR — Annually	7,008
5,067,000	160,320 E	(252,135)	9/18/54	US SOFR — Annually	3.90% — Annually	(91,815)
24,347,000	66,467 E	89,563	9/18/26	4.55% — Annually	US SOFR — Annually	23,096
17,365,000	277,666 E	(334,275)	9/18/29	US SOFR — Annually	4.35% — Annually	(56,608)
2,074,000	39,530 E	57,164	9/18/34	4.15% — Annually	US SOFR — Annually	17,634
2,469,000	99,748 E	151,299	9/18/54	3.95% — Annually	US SOFR — Annually	58,192
2,548,400	6,244 E	(24)	7/25/29	3.99% — Annually	US SOFR — Annually	6,220
Total		$(64,751)	$(55,189)
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	CCC/P	$3,281	$21,369	$2,846	5/11/63	300 bp — Monthly	$445
CMBX NA BBB−.6 Index	CCC/P	6,388	47,190	6,286	5/11/63	300 bp — Monthly	126
CMBX NA BBB−.6 Index	CCC/P	7,467	58,320	7,768	5/11/63	300 bp — Monthly	(272)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	51,734	121,000	43,439	12/16/72	500 bp — Monthly	8,396
CMBX NA BB.6 Index	CCC-/P	24,342	72,523	18,827	5/11/63	500 bp — Monthly	5,576
CMBX NA BB.7 Index	CCC/P	27,625	86,843	28,398	1/17/47	500 bp — Monthly	(713)
CMBX NA BB.7 Index	CCC/P	204,015	481,137	157,332	1/17/47	500 bp — Monthly	47,084
CMBX NA BB.9 Index	B-/P	38,701	92,000	36,184	9/17/58	500 bp — Monthly	2,594
CMBX NA BBB−.11 Index	BBB−/P	16,380	78,000	10,748	11/18/54	300 bp — Monthly	5,671
CMBX NA BBB−.7 Index	B-/P	4,509	25,777	4,555	1/17/47	300 bp — Monthly	(32)
CMBX NA BBB−.7 Index	B-/P	20,825	119,041	21,035	1/17/47	300 bp — Monthly	(150)
Credit Suisse International
CMBX NA A.7 Index	B-/P	275	1,956	338	1/17/47	200 bp — Monthly	(62)
Goldman Sachs International
CMBX NA BBB−.11 Index	BBB−/P	186	1,000	138	11/18/54	300 bp — Monthly	49
CMBX NA BBB−.7 Index	B-/P	49,244	189,341	33,456	1/17/47	300 bp — Monthly	15,882
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	5,777	72,000	29,491	5/11/63	500 bp — Monthly	(23,654)
CMBX NA BB.7 Index	CCC/P	120,945	172,985	56,566	1/17/47	500 bp — Monthly	64,523
CMBX NA BBB−.8 Index	B+/P	9,044	58,000	5,765	10/17/57	300 bp — Monthly	3,308
Merrill Lynch International
CMBX NA A.13 Index	A-/P	5,996	46,000	3,473	12/16/72	200 bp — Monthly	2,538
CMBX NA A.13 Index	A-/P	6,123	46,000	3,473	12/16/72	200 bp — Monthly	2,666
CMBX NA BB.6 Index	CCC-/P	5,518	13,987	3,631	5/11/63	500 bp — Monthly	1,899
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	2,902	23,000	1,737	12/16/72	200 bp — Monthly	1,173
CMBX NA A.7 Index	B-/P	749	3,633	628	1/17/47	200 bp — Monthly	123
CMBX NA BB.13 Index	BB−/P	56,828	126,000	45,234	12/16/72	500 bp — Monthly	11,699
CMBX NA BBB−.13 Index	BBB−/P	28,310	89,000	20,532	12/16/72	300 bp — Monthly	7,822
Upfront premium received		697,164		Unrealized appreciation		181,574
Upfront premium (paid)		—		Unrealized (depreciation)		(24,883)
Total		$697,164		Total		$156,691
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Income Fund 17

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$5,589	$966	1/17/47	(200 bp) — Monthly	$816
CMBX NA BB.10 Index	(175,417)	378,000	154,829	11/17/59	(500 bp) — Monthly	(20,903)
CMBX NA BB.10 Index	(63,272)	157,000	64,307	11/17/59	(500 bp) — Monthly	904
CMBX NA BB.10 Index	(63,272)	157,000	64,307	11/17/59	(500 bp) — Monthly	904
CMBX NA BB.10 Index	(33,449)	83,000	33,997	11/17/59	(500 bp) — Monthly	478
CMBX NA BB.7 Index	(103,816)	326,361	106,720	1/17/47	(500 bp) — Monthly	2,678
CMBX NA BB.7 Index	(66,389)	208,703	68,246	1/17/47	(500 bp) — Monthly	1,712
CMBX NA BB.8 Index	(3,897)	8,656	3,116	10/17/57	(500 bp) — Monthly	(788)
CMBX NA BBB−.12 Index	(101,030)	356,000	74,653	8/17/61	(300 bp) — Monthly	(26,555)
CMBX NA BBB−.13 Index	(25,482)	89,000	20,532	12/16/72	(300 bp) — Monthly	(4,994)
CMBX NA BBB−.6 Index	(53,386)	126,880	16,900	5/11/63	(300 bp) — Monthly	(36,549)
Goldman Sachs International
CMBX NA BB.7 Index	(50,281)	123,261	40,306	1/17/47	(500 bp) — Monthly	(10,078)
CMBX NA BB.9 Index	(9,603)	24,000	9,439	9/17/58	(500 bp) — Monthly	(184)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(85,971)	86,510	22,458	5/11/63	(500 bp) — Monthly	(63,586)
CMBX NA BBB−.11 Index	(4,846)	44,000	6,063	11/18/54	(300 bp) — Monthly	1,195
CMBX NA BBB−.7 Index	(81,697)	163,095	28,819	1/17/47	(300 bp) — Monthly	(52,960)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	61,850	11/17/59	(500 bp) — Monthly	53,132
CMBX NA BB.7 Index	(20,471)	82,641	27,024	1/17/47	(500 bp) — Monthly	6,484
CMBX NA BBB−.7 Index	(11,964)	68,425	12,091	1/17/47	(300 bp) — Monthly	92
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(47,457)	100,000	40,960	11/17/59	(500 bp) — Monthly	(6,580)
CMBX NA BB.9 Index	(28,800)	68,000	26,744	9/17/58	(500 bp) — Monthly	(2,112)
CMBX NA BBB−.10 Index	(6,467)	20,000	3,806	11/17/59	(300 bp) — Monthly	(2,671)
CMBX NA BBB−.11 Index	(8,537)	35,000	4,823	11/18/54	(300 bp) — Monthly	(3,732)
CMBX NA BBB−.12 Index	(117,376)	369,000	77,379	8/17/61	(300 bp) — Monthly	(40,181)
CMBX NA BBB−.7 Index	(28,879)	102,638	18,136	1/17/47	(300 bp) — Monthly	(10,795)
CMBX NA BBB−.8 Index	(32,731)	159,000	15,805	10/17/57	(300 bp) — Monthly	(17,288)
Upfront premium received	—		Unrealized appreciation		68,395
Upfront premium (paid)	(1,233,230)		Unrealized (depreciation)		(299,956)
Total	$(1,233,230)		Total		$(231,561)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

18 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,589,466	$—
Collateralized loan obligations	—	5,206,868	—
Corporate bonds and notes	—	53,591,535	—
Mortgage-backed securities	—	31,633,395	—
U.S. government and agency mortgage obligations	—	54,386,169	—
U.S. treasury obligations	—	106,760	—
Short-term investments	496,000	23,935,221	—
Totals by level	$496,000	$174,449,414	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$341,087	$—	$—
Forward premium swap option contracts	—	47,477	—
TBA sale commitments	—	(19,823,200)	—
Interest rate swap contracts	—	9,562	—
Credit default contracts	—	461,196	—
Totals by level	$341,087	$(19,304,965)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 19

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $159,047,441)	$152,704,739
Affiliated issuers (identified cost $22,240,675) (Note 5)	22,240,675
Cash	11,618
Interest and other receivables	1,352,784
Receivable for shares of the fund sold	22,487
Receivable for investments sold	218,124
Receivable for sales of TBA securities (Note 1)	12,045,860
Receivable for variation margin on futures contracts (Note 1)	12,719
Receivable for variation margin on centrally cleared swap contracts (Note 1)	94,843
Unrealized appreciation on forward premium swap option contracts (Note 1)	204,198
Unrealized appreciation on OTC swap contracts (Note 1)	249,969
Premium paid on OTC swap contracts (Note 1)	1,233,230
Deposits with broker (Note 1)	105,780
Receivable from broker (Note 1)	3,257
Total assets	190,500,283

Liabilities
Payable for investments purchased	917,138
Payable for purchases of delayed delivery securities (Note 1)	250,000
Payable for purchases of TBA securities (Note 1)	24,929,297
Payable for shares of the fund repurchased	132,870
Payable for compensation of Manager (Note 2)	90,029
Payable for custodian fees (Note 2)	11,655
Payable for investor servicing fees (Note 2)	24,872
Payable for Trustee compensation and expenses (Note 2)	114,837
Payable for administrative services (Note 2)	333
Payable for distribution fees (Note 2)	26,622
Payable for variation margin on futures contracts (Note 1)	209,535
Payable for variation margin on centrally cleared swap contracts (Note 1)	105,721
Unrealized depreciation on forward premium swap option contracts (Note 1)	156,721
Unrealized depreciation on OTC swap contracts (Note 1)	324,839
Premium received on OTC swap contracts (Note 1)	697,164
TBA sale commitments, at value (proceeds receivable $19,900,450) (Note 1)	19,823,200
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	602,760
Other accrued expenses	69,738
Total liabilities	48,487,331
Net assets	$142,012,952

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$238,149,847
Total distributable earnings (Note 1)	(96,136,895)
Total — Representing net assets applicable to capital shares outstanding	$142,012,952

Computation of net asset value Class IA
Net assets	$78,444,366
Number of shares outstanding	9,839,168
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.97

Computation of net asset value Class IB
Net assets	$63,568,586
Number of shares outstanding	8,067,554
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.88

The accompanying notes are an integral part of these financial statements.

20 Putnam VT Income Fund

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $699,155 from investments in affiliated issuers) (Note 5)	$4,563,992
Total investment income	4,563,992

Expenses
Compensation of Manager (Note 2)	273,394
Investor servicing fees (Note 2)	50,368
Custodian fees (Note 2)	25,667
Trustee compensation and expenses (Note 2)	3,931
Distribution fees (Note 2)	80,244
Administrative services (Note 2)	981
Auditing and tax fees	54,050
Other	19,351
Total expenses	507,986
Expense reduction (Note 2)	(1,443)
Net expenses	506,543
Net investment income	4,057,449

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,941,774)
Futures contracts (Note 1)	(51,697)
Swap contracts (Note 1)	177,012
Written options (Note 1)	226,424
Total net realized loss	(3,590,035)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	1,731,818
Futures contracts	(1,164,568)
Swap contracts	(92,994)
Written options	(191,704)
Total change in net unrealized appreciation	282,552
Net loss on investments	(3,307,483)
Net increase in net assets resulting from operations	$749,966

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 21

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Decrease in net assets
Operations:
Net investment income	$4,057,449	$7,539,507
Net realized loss on investments	(3,590,035)	(10,362,004)
Change in net unrealized appreciation of investments	282,552	9,699,356
Net increase in net assets resulting from operations	749,966	6,876,859
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,511,418)	(5,014,154)
Class IB	(3,570,142)	(3,908,177)
Increase (decrease) from capital share transactions (Note 4)	1,546,674	(7,067,952)
Total decrease in net assets	(5,784,920)	(9,113,424)
Net assets:
Beginning of period	147,797,872	156,911,296
End of period	$142,012,952	$147,797,872
* Unaudited.

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/24 †	$8.40	.23	(.19)	.04	(.47)	—	(.47)	$7.97	.54*	$78,444	.30*	2.88*	263*
12/31/23	8.50	.42	(.02)	.40	(.50)	—	(.50)	8.40	4.96	81,851.63		5.13	890
12/31/22	10.40	.34	(1.69)	(1.35)	(.55)	—	(.55)	8.50	(13.48)	85,874	.62[f]	3.78	793
12/31/21	11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	10.40	(4.44)	111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	11.63	12.24	133,986.57		3.71	580
Class IB
6/30/24†	$8.29	.22	(.18)	.04	(.45)	—	(.45)	$7.88	.53*	$63,569	.42*	2.75*	263*
12/31/23	8.39	.39	(.01)	.38	(.48)	—	(.48)	8.29	4.69	65,947.88		4.88	890
12/31/22	10.28	.32	(1.69)	(1.37)	(.52)	—	(.52)	8.39	(13.81)	71,037	.87[f]	3.53	793
12/31/21	11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	10.28	(4.59)	99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	11.50	11.89	116,070.82		3.47	580

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment.

c  The charges and expenses at the insurance company separate account level are not reflected.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

24 Putnam VT Income Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $105,780 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by

Putnam VT Income Fund 25

having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $65,554 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $33,878 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$48,209,890	$28,054,156	$76,264,046

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $176,023,134, resulting in gross unrealized appreciation and depreciation of $2,707,766 and $22,749,364, respectively, or net unrealized depreciation of $20,041,598.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of

26 Putnam VT Income Fund

the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.4% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.190% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$27,777
Class IB	22,591
Total	$50,368

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,443 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $112, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$350,553,588	$360,589,052
U.S. government securities (Long-term)	—	—
Total	$350,553,588	$360,589,052

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Income Fund 27

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	267,005	$2,170,799	361,191	$2,944,636	379,535	$3,065,072	505,082	$4,117,214
Shares issued in connection with reinvestment of distributions	568,905	4,511,418	617,507	5,014,154	455,375	3,570,142	486,092	3,908,177
	835,910	6,682,217	978,698	7,958,790	834,910	6,635,214	991,174	8,025,391
Shares repurchased	(745,999)	(6,025,274)	(1,337,404)	(10,886,211)	(720,325)	(5,745,483)	(1,502,861)	(12,165,922)
Net increase (decrease)	89,911	$656,943	(358,706)	$(2,927,421)	114,585	$889,731	(511,687)	$(4,140,531)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Short Term Investment Fund Class P*	$22,700,905	$25,578,785	$26,039,015	$699,155	$22,240,675
Total Short-term investments	$22,700,905	$25,578,785	$26,039,015	$699,155	$22,240,675
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$28,500,000
Written swap option contracts (contract amount)	$19,100,000
Futures contracts (number of contracts)	500
Centrally cleared interest rate swap contracts (notional)	$88,000,000
OTC credit default contracts (notional)	$5,900,000

28 Putnam VT Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$1,001,669	Payables	$540,473
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	1,134,957 *	Payables, Net assets — Unrealized depreciation	736,831 *
Total		$2,136,626		$1,277,304

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$49,315	$49,315
Interest rate contracts	165,376	(51,697)	127,697	$241,376
Total	$165,376	$(51,697)	$177,012	$290,691
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(138,415)	$(138,415)
Interest rate contracts	(259,390)	(1,164,568)	45,421	$(1,378,537)
Total	$(259,390)	$(1,164,568)	$(92,994)	$(1,516,952)

Putnam VT Income Fund 29

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse Inter- national	Deutsche Bank AG
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$94,843	$—	$—	$—	$—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	607,261	—	—
Futures contracts§	—	—	—	—	—	—	—
Forward premium swap option contracts#	25,307	91,503	—	20,595	—	—	51,708
Total Assets	$25,307	$91,503	$94,843	$20,595	$607,261	$—	$51,708
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	105,721	—	—	—	—
OTC Credit default contracts — protection sold*#	16,837	—	—	—	319,705	337	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—
Forward premium swap option contracts#	30,443	26,703	—	19,669	—	—	43,266
Total Liabilities	$47,280	$26,703	$105,721	$19,669	$319,705	$337	$43,266
Total Financial and Derivative Net Assets	$(21,973)	$64,800	$(10,878)	$926	$287,556	$(337)	$8,442
Total collateral received (pledged)†##	$—	$10,000	$—	$—	$287,556	$—	$—
Net amount	$(21,973)	$54,800	$(10,878)	$926	$—	$(337)	$8,442
Controlled collateral received (including TBA commitments)**	$—	$10,000	$—	$—	$290,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$(10,960)	$—	$—

30 Putnam VT Income Fund

	Goldman Sachs Inter- national	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch Inter- national	Mizuho Capital Markets LLC	Morgan Stanley & Co. Inter- national PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$—	$—	$—	$—	$94,843
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	49,622	—	57,163	100,735	—	186,888	1,001,669
Futures contracts§	—	—	12,719	—	—	—	12,719
Forward premium swap option contracts#	—	15,085	—	—	—	—	204,198
Total Assets	$49,622	$15,085	$69,882	$100,735	$—	$186,888	$1,313,429
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	105,721
OTC Credit default contracts — protection sold*#	33,499	—	91,589	10,534	—	67,972	540,473
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—
Futures contracts§	—	—	209,535	—	—	—	209,535
Forward premium swap option contracts#	12,737	16,891	—	—	7,012	—	156,721
Total Liabilities	$46,236	$16,891	$301,124	$10,534	$7,012	$67,972	$1,012,450
Total Financial and Derivative Net Assets	$3,386	$(1,806)	$(231,242)	$90,201	$(7,012)	$118,916	$300,979
Total collateral received (pledged)†##	$—	$—	$(33,878)	$90,201	$—	$118,916
Net amount	$3,386	$(1,806)	$(197,364)	$—	$(7,012)	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$48,000	$106,760	$—	$148,000	$602,760
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$(33,878)	$—	$—	$—	$(44,838)

Putnam VT Income Fund 31

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

32 Putnam VT Income Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam

Putnam VT Income Fund 33

Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least April 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

34 Putnam VT Income Fund

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return

Putnam VT Income Fund 35

performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
4th
4th
4th

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 121, 115 and 111 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year, three-year and five-year periods ended December 31, 2023 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over those periods was primarily driven by the fund’s overweight allocation to the securitized products sector. The Trustees observed that significant underperformance in the securitized products sector in 2021 had contributed to the fund’s disappointing results, noting that prepayment strategies had suffered as a result of significantly elevated refinancing (given strong home price appreciation and low interest rates) relative to expectations. The Trustees considered that the fund’s underperformance was also driven by significant underperformance in the securitized products sector in 2020 and 2023. In addition, the Trustees considered the negative impact that the fund’s term structure strategies had on performance in 2021.

The Trustees noted Putnam Management’s observation that the fund had generally not actively employed term structure strategies over the previous two years. The Trustees considered Putnam Management’s discussion regarding the ways in which the fund’s investment approach was evolving and Putnam Management’s progress with respect to reducing the fund’s exposure to securitized products. The Trustees considered the fund’s top quartile performance over the one-year period ended March 31, 2024. The Trustees also noted that Putnam Management remained confident in the fund’s portfolio managers.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and a fund’s investment adviser represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. The Trustees concluded that it continued to be advisable to seek change within the fund’s investment adviser to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which is expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

36 Putnam VT Income Fund

© 2024 Franklin Templeton. All rights reserved.	38921-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024